Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
COLLABORATION REVENUE [note 4]	$ 5,062	$ 18,160	$ 27,116
EXPENSES
Research and development	14,788	25,108	46,224
General and administrative	8,933	11,805	10,625
Restructuring costs (recovery) [note 13]	2,206		(267)
Recovery of lease termination loss [note 12]	(1,250)
Litigation settlement [note 12]	1,375
Asset impairment charge [note 6]	202
Total operating expenses	26,254	36,913	56,582
OTHER INCOME (EXPENSE)
Interest income	203	119	35
Other income (expense)	(13)	(64)	(19)
Warrant issuance costs			(531)
Gain on warrants [note 5 and note 10[e]]	873	1,897	3,741
Total other income	1,063	1,952	3,226
Net loss	(20,129)	(16,801)	(26,240)
OTHER COMPREHENSIVE INCOME
Net unrealized gain (loss) on securities	8	10	(21)
Total other comprehensive income (loss)	8	10	(21)
Comprehensive loss	$ (20,121)	$ (16,791)	$ (26,261)
Basic and diluted net loss per common share [note 10 [g]]	$ (0.67)	$ (0.64)	$ (1.45)
Shares used in computation of basic and diluted net loss per common share [note 10 [g]]	29,949,432	26,147,344	18,098,799